SHARE-BASED PAYMENTS - (Schedule of Share - Based Compensation Expense) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 3,150	$ 4,499
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	390	721
Selling Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	438	1,027
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 2,322	$ 2,751